Consolidated Statements Of Operations And Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 64,609	$ 99,256	$ 120,668
Cost of revenues	(57,898)	(89,415)	(103,096)
Gross profit	6,711	9,841	17,572
Operating expenses:
Research and development (including share-based compensation expenses $393, $238 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(8,084)	(7,174)	(8,285)
Selling and marketing (including share-based compensation expenses $220, $133 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(1,331)	(9,265)	(2,535)
General and administrative (including share-based compensation expenses $633, $382 and $nil for the years ended December 31, 2013, 2014 and 2015, respectively)	(8,637)	(6,880)	(5,896)
Impairment of goodwill			(1,242)
Impairment of long-lived assets	0	(2,910)	(3,625)
Total operating expenses	(18,052)	(26,229)	(21,583)
Government subsidy income	162	761	357
Other operating income (loss)	(132)	24	960
Loss from operations	(11,311)	(15,603)	(2,694)
Interest expense	(1,102)	(503)	(115)
Interest income	412	1,684	1,888
Other income, net	110	2	246
Change in fair value of put option	(210)	(210)	(150)
Loss before income taxes	(12,101)	(14,630)	(825)
Income tax expenses	(996)	(438)	(2,146)
Net loss	(13,097)	(15,068)	(2,971)
Less: Net loss attributable to noncontrolling interests	(292)	(1,637)	(501)
Net loss attributable to China Techfaith Wireless Communication Technology Limited	$ (12,805)	$ (13,431)	$ (2,470)
Net loss per share attributable to China Techfaith Wireless Communication Technology Limited:
Basic	$ (0.02)	$ (0.02)	$ 0.00
Diluted	$ (0.02)	$ (0.02)	$ 0.00
Weighted average shares used in computation:
Basic	794,003,193	794,003,193	794,003,193
Diluted	794,003,193	794,003,193	794,003,193
Other comprehensive income (loss), net of tax
Net loss	$ (13,097)	$ (15,068)	$ (2,971)
Foreign currency translation adjustment	(13,695)	(8,614)	9,892
Comprehensive income (loss)	(26,792)	(23,682)	6,921
Less: Comprehensive income (loss) attributable to noncontrolling interests	(1,497)	(2,478)	372
Comprehensive (loss) income attributable to China Techfaith Wireless Communication Technology Limited:	(25,295)	(21,204)	6,549
Third Parties
Revenues	57,999	96,668	119,507
Cost of revenues	(54,635)	(88,453)	(102,670)
Related Parties
Revenues	2,195
Cost of revenues	(2,167)
Real Estate
Revenues	4,415	2,588	1,161
Cost of revenues	$ (1,096)	$ (962)	$ (426)